UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
September 30, 2015
(Unaudited)

Number of Shares			Value

	COMMON STOCKS	99.1%
	COMMUNICATIONS	6.0%
128,300	BT Group PLC		$817,482
225,750	Vodafone Group PLC		714,570
			1,532,052
	CONSUMER DISCRETIONARY	10.5%
10,590	Cie Financiere Richemont S.A.		823,871
7,777	Jardine Cycle & Carriage Ltd.		148,206
303,600	MGM China Holdings Ltd.		352,619
59,700	Sands China Ltd.		180,112
1,790	Swatch Group AG		664,092
440,000	Wynn Macau Ltd.		500,215
			2,669,115
	CONSUMER STAPLES	12.4%
15,350	British American Tobacco PLC		849,145
5,900	Japan Tobacco, Inc.		182,710
3,600	Jardine Matheson Holdings Ltd.		170,695
8,500	Remy Cointreau S.A.		558,497
24,400	SABMiller PLC		1,384,610
			3,145,657
	ENERGY	13.9%
42,300	BG Group PLC		610,852
15,050	ENI SpA		236,809
3,450	Ensco PLC - Cl. A		48,576
15,900	Modec, Inc.		193,624
54,100	Saipem SpA*		434,110
214,900	Santos Ltd.		603,388
60,800	Statoil ASA ADR		885,248
5,600	Technip S.A.		264,439
12,320	Woodside Petroleum Ltd.		251,444
			3,528,490
	FINANCIALS	16.6%
11,700	Australia & New Zealand Banking Group Ltd.		223,519
32,660	AXA S.A.		791,330
2,500	BNP Paribas S.A.		146,877
3,808	Commonwealth Bank of Australia		195,358
23,650	Credit Suisse Group AG*		569,228
158,000	Dah Sing Financial Holdings Ltd.		865,385
19,200	HSBC Holdings PLC		143,322
31,800	Prudential PLC		672,898
64,200	Standard Chartered PLC		618,887
			4,226,804

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2015
(Unaudited)

Number of Shares			Value

	HEALTH CARE	11.2%
11,330	Novartis AG		$1,040,963
4,100	Roche Holding AG		1,082,891
7,400	Sawai Pharmaceutical Co., Ltd.		430,415
8,300	Stada Arzneimittel AG		297,450
			2,851,719
	INDUSTRIALS	12.4%
29,450	Alfa Laval A.B.		482,216
7,700	Daikin Industries Ltd.		430,828
2,220	Henkel AG & Co. KGaA		196,262
90,000	Hitachi Ltd.		453,254
56,000	Mitsubishi Electric Corp.		511,577
18,100	Omron Corp.		543,831
29,450	Weir Group PLC		523,224
			3,141,192
	MATERIALS	13.7%
46,140	BHP Billiton Ltd.		723,274
18,530	BHP Billiton PLC		282,785
66,000	Daido Steel Co., Ltd.		209,090
7,700	Nitto Denko Corp.		459,803
3,790	Rio Tinto PLC		127,188
15,090	Rio Tinto PLC ADR		510,344
358	Sika AG		1,107,065
46,140	South32 Ltd.*		44,432
10,430	South32 Ltd.*		10,017
			3,473,998
	UTILITIES	2.4%
160,000	Origin Energy Ltd.		599,529

	TOTAL COMMON STOCKS (Cost $31,086,599)		25,168,556

	RIGHTS	0.3%
	UTILITIES	0.3%
91,429	Origin Energy Ltd.*		85,486

	TOTAL RIGHTS (Cost $0)		85,486

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2015
(Unaudited)

Principal Amount			Value

	SHORT-TERM INVESTMENT	0.3%
	Variable Rate Demand Deposit
$69,193	UMB Bank Money Market Fiduciary, 0.01% †		$69,193

	TOTAL SHORT-TERM INVESTMENTS (Cost $69,193)		69,193

	TOTAL INVESTMENTS (Cost $31,155,792)	99.7%	25,323,235
	Other Assets, in Excess of Liabilities	0.3%	87,155

	NET ASSETS	100.0%	$25,410,390

ADR – American Depository Receipt
PLC – Public Limited Company
*	Non-income Producing
†	Indicates yield as of September 30, 2015

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2015

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	11.6%
France	7.0
Germany	2.0
Hong Kong	4.1
Italy	2.7
Japan	13.6
Macau	4.1
Norway	3.5
Singapore	0.6
Sweden	1.9
Switzerland	21.0
United Kingdom	27.9
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015
(Unaudited)

Note 1.	Federal Income Tax Information

At December 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of investments	$29,365,911
Unrealized appreciation	3,832,818
Unrealized depreciation	(3,323,161)
Net unrealized appreciation on investments	$509,657

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in passive foreign investment companies.

Note 2.	Fair Value Measurements

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. Equity securities, to the extent these are actively traded are generally categorized in Level 1 of the fair value hierarchy. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures. Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures. In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”). Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology. In this circumstance, such securities are categorized as Level 2. In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser. In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

Sectors	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$-	$1,532,052	$-	$1,532,052
Consumer Discretionary	-	2,669,115	-	2,669,115
Consumer Staples	-	3,145,657	-	3,145,657
Energy	933,824	2,594,666	-	3,528,490
Financials	-	4,226,804	-	4,226,804
Health Care	-	2,851,719	-	2,851,719
Industrials	-	3,141,192	-	3,141,192
Materials	510,344	2,963,654	-	3,473,998
Utilities	-	599,529	-	599,529
Rights	-	85,486	-	85,486
Short-Term Investments	69,193	-	-	69,193
Total	$1,513,361	$23,809,874	$-	$25,323,235

It is the Fund’s policy to recognize transfers between Levels at the end of the period. At the beginning and end of the reporting period, application of the quantitative methodology was deemed necessary and as such equity securities listed or traded on foreign security exchanges were categorized as Level 2. There were no transfers at the end of the period. The Fund did not hold any Level 3 investments at September 30, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cheswold Lane Funds

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: November 25, 2015

By:	/s/ Matthew H. Taylor

Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date: November 25, 2015